Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current portion:
Contract assets	¥ 1,203,612	$ 164,894	¥ 1,598,059
VAT prepayments	355,307	48,677	430,902
Prepaid licensed copyrights	37,326	5,114	19,406
Receivables from online payment agencies	451,174	61,811	534,720
Advances to suppliers	43,291	5,931	111,770
Others	102,218	14,003	99,402
Prepayments and other assets, current	2,192,928	300,430	2,794,259
Non-current portion:
Prepaid licensed copyrights	2,288,526	313,527	2,382,540
Licensed copyrights prepaid assets	495,842	67,930	237,030
Long-term restricted cash	60,652	8,309	839,963	¥ 750,000
Others	68,899	9,439	58,677
Prepayments and other assets, noncurrent	¥ 2,913,919	$ 399,205	¥ 3,518,210